Schedule III Real Estate Properties and Accumulated Depreciation	12 Months Ended
Dec. 31, 2012
Schedule III Real Estate Properties and Accumulated Depreciation

CyrusOne Inc. Schedule III

	Real Estate Properties and Accumulated Depreciation
	As of December 31, 2012
(dollars in millions)	Initial Costs			Cost Capitalized Subsequent to Acquisition			Gross Carrying Amount
Description	Land	Building and Improvements	Equipment	Land	Building and Improvements	Equipment	Land	Building and Improvements	Equipment	Accumulated Depreciation and Amortization	Acquisition
West Seventh St., Cincinnati, OH (7th Street)	$0.9	$42.2	$—	$—	$66.5	$0.8	$0.9	$108.7	$0.8	$55.9	1999
Parkway Dr., Mason, OH (Mason)	—	—	—	—	20.2	0.4	—	20.2	0.4	8.6	2004
Industrial Rd., Florence, KY (Florence)	—	7.7	—	—	39.1	0.5	—	46.8	0.5	20.1	2005
Goldcoast Dr., Cincinnati, OH (Goldcoast)	0.6	—	—	—	6.7	—	0.6	6.7	—	1.5	2007
Knightsbridge Dr., Hamilton, OH (Hamilton)	—	9.5	—	—	40.4	2.1	—	49.9	2.1	15.3	2007
E. Monroe St., South Bend, IN (Monroe St.) (a)	—	—	—	—	2.9	—	—	3.2	—	1.6	2007
Bridge St., Grand Rapids, MI (b)	—	—	—	—	—	—	—	—	—	—	2007
Springer St., Lombard, IL (Lombard) (c)	—	3.2	—	—	13.7	—	—	2.6	—	0.2	2008
Crescent Circle, South Bend, IN (Blackthorn) (d)	—	1.1	—	—	1.7	0.1	—	3.3	0.1	0.8	2008
Kingsview Dr., Lebanon, OH (Lebanon)	4.0	12.3	—	—	58.7	1.1	4.0	71.0	1.1	12.8	2008
McAuley Place, Blue Ash, OH (Blue Ash) (e)	—	2.6	—	—	0.3	—	—	0.6	—	—	2009
Westway Park Blvd., Houston, TX (Houston West)	1.4	21.4	0.1	2.0	66.4	11.9	3.3	87.8	12.0	13.7	2010
Southwest Fwy., Houston, TX (Galleria)	—	56.0	2.0	—	10.0	4.6	—	66.0	6.6	14.8	2010
E. Ben White Blvd., Austin, TX (Austin 1)	—	11.9	0.2	—	10.7	0.6	—	22.6	0.8	4.3	2010
S. State Highway 121 Business Lewisville, TX (Lewisville)	—	46.2	2.2	—	29.8	7.4	—	76.0	9.6	18.5	2010
Marsh Lane Carrollton, TX	—	—	—	—	0.1	0.2	—	0.1	0.2	0.1	2010
Midway Rd., Carrollton, TX	—	1.8	—	—	0.2	0.3	—	2.0	0.3	1.8	2010
Frankford, Carrollton, TX	16.1	—	—	—	34.6	5.0	16.1	34.6	5.0	1.1	2012
Bryan St., Dallas, TX	—	0.1	—	—	—	—	—	0.1	—	0.1	2010
North Freeway, Houston, TX (Greenspoint)	—	—	—	—	1.3	0.4	—	1.3	0.4	0.6	2010
South Ellis Street Chandler, AZ (Phoenix)	15.0	—	—	—	38.7	6.8	15.0	38.7	6.8	0.3	2011
Westover Hills Blvd, San Antonio, TX (San Antonio)	4.6	3.0	—	—	27.8	4.7	4.6	30.8	4.7	1.0	2011
Metropolis Dr., Austin, TX (Austin 2)	—	—	—	—	22.7	0.6	—	22.7	0.6	1.8	2011
Kestral Way (London)	—	16.5	—	—	0.6	0.3	—	17.1	0.3	0.6	2011
Jurong East (Singapore)	—	9.0	—	—	0.7	0.1	—	9.7	0.1	1.2	2011

	$42.6	$244.5	$4.5	$2.0	$493.8	$47.9	$44.5	$722.5	$52.4	$176.7

(a)	The “Gross Carrying Amount” for this respective asset, reflects an impairment of $0.7 million recorded in 2012.
(b)	This lease expired in January 2012.
(c)	The “Gross Carrying Amount” for this respective asset, reflects an impairment of $13.3 million recorded in 2012.
(d)	The “Gross Carrying Amount” for this respective asset, reflects an impairment of $0.7 million recorded in 2012.
(e)	The “Gross Carrying Amount” for this respective asset, reflects an impairment of $2.4 million recorded in 2012.

The aggregate cost of the total properties for federal income tax purposes was $1,147.8 million at December 31, 2012.

Historical Cost and Accumulated Depreciation and Amortization

The following table reconciles the historical cost and accumulated depreciation for the years ended December 31, 2012, 2011 and 2010.

	Years Ended December 31,
(dollars in millions)	2012	2011	2010
Property
Balance—beginning of period	$660.2	$498.4	$317.6
Disposals	(1.2)	(1.2)	(0.5)
Impairments	(17.1)	—	—
Additions (acquisitions and improvements)	241.7	163.0	181.3

Balance, end of period	$883.6	$660.2	$498.4

Accumulated Depreciation
Balance—beginning of period	$131.2	$94.7	$69.0
Disposals	(1.2)	(1.2)	(0.1)
Impairments	(5.3)	—	—
Additions (depreciation and amortization expense)	52.0	37.7	25.8

Balance, end of period	$176.7	$131.2	$94.7